Debt Instruments - Carrying amount of financial assets at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Allowance for impairment losses
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Allowance for impairment losses
Financial assets	573,046	355,333
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	443,909	273,487
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Financial assets	11,453	$ 11,257
Financial assets at amortized cost category | Government debt securities | Mexico | Gross carrying amount
Allowance for impairment losses
Financial assets	11,453
Financial assets at amortized cost category | Government debt securities | Mexico | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	11,453
Financial assets at amortized cost category | Government debt securities | Mexico | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 11,453